Property and Equipment (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Aug. 27, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Depreciation and amortization				$ 973,014		$ 1,358,019		$ 45,552
Skytech [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate net book value			$ 59,492
SWC and Skytech [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation and amortization								$ 19,519	$ 0
Victorville [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate fair value of property and equipment		$ 24,800,000
Hilton Rancho Mirage [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate fair value of property and equipment	$ 24,800,000
SWC Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate fair value of property and equipment			59,000
Aggregate net book value			26,942
Skytech Automated Solutions Inc [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate fair value of property and equipment			59,000
Aggregate net book value			$ 32,550